Schedule of Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Operating Leases, 2023 (July - December)	$ 695
Financing Leases, 2023 (July - December)	43
Operating Leases, 2023	1,422	$ 55
Financing Leases, 2023	65	87
Operating Leases, 2024	1,461	54
Financing Leases, 2024	44	65
Operating Leases, 2026 and thereafter	1,984
Financing Leases, 2026 and thereafter	48
Operating Leases, Total minimum lease payments	5,562	451
Financing Leases, Total minimum lease payments	200	243
Operating Leases, Less: amounts representing interest	(1,060)	(102)
Financing Leases, Less: amounts representing interest	(20)	(29)
Operating Leases, Present value of net minimum lease payments	4,502	349	$ 215	$ 95
Financing Leases, Present value of net minimum lease payments	$ 180	214	$ 126	$ 84
Operating Leases, 2025		52
Financing Leases, 2025		43
Operating Leases, 2026		52
Financing Leases, 2026		41
Operating Leases, 2027 and thereafter		238
Financing Leases, 2027 and thereafter		$ 7